Right of Use Assets and Lease Liabilities - Right of Use Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Amortisation for the year	$ 42
Right of use assets	158
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Stay-in-business capital	32
Transfers and other movements	73
Transfer to non-current assets and liabilities held for sale	1
Translation	1
Right of use assets	233
Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Amortisation for the year	42
Transfers and other movements	(33)
Right of use assets	(75)
Mine infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	148
Mine infrastructure | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Stay-in-business capital	32
Transfers and other movements	58
Transfer to non-current assets and liabilities held for sale	0
Translation	0
Right of use assets	209
Mine infrastructure | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Amortisation for the year	40
Transfers and other movements	(21)
Right of use assets	(61)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	10
Land and buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Stay-in-business capital	0
Transfers and other movements	15
Transfer to non-current assets and liabilities held for sale	1
Translation	1
Right of use assets	24
Land and buildings | Accumulated amortisation and impairments
Disclosure of quantitative information about right-of-use assets [line items]
Amortisation for the year	2
Transfers and other movements	(12)
Right of use assets	$ (14)